Interest Bearing Borrowings (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest Bearing Borrowings (Details) [Line Items]
Interest rate	2.00%	2.00%
Interest bearing at a rate percentage	7.50%
Convertible note, face value (in Dollars)	$ 1
Share floor price (in Dollars per share)	$ 0.5
Asymmetric Innovation Finance Pty Ltd Pty Ltd [Member]
Interest Bearing Borrowings (Details) [Line Items]
Tax prepayment loan received (in Dollars)	$ 1,000,000
Interest rate	15.00%
R&D Capital Partners Pty Ltd [Member]
Interest Bearing Borrowings (Details) [Line Items]
Tax prepayment loan received (in Dollars)		$ 700,000
Interest rate		1.15%
Convertible notes [Member]
Interest Bearing Borrowings (Details) [Line Items]
Interest rate	8.00%